Intangible assets - Schedule of Carrying Amount of Intangible Assets (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Intangible Asset, Acquired, Finite-Lived [Line Items]
Total cost	$ 5,207,518	$ 5,199,004	$ 5,147,971
Accumulated amortization	(1,873,663)	(1,639,212)	(1,292,106)
Impairment	(86,737)	0	0
Net book value	3,247,118	3,559,792	3,855,865
Customer relationships
Intangible Asset, Acquired, Finite-Lived [Line Items]
Total cost	4,134,478	4,129,501	4,090,393
Order backlog
Intangible Asset, Acquired, Finite-Lived [Line Items]
Total cost	546,054	543,933	541,302
Trade names & brands
Intangible Asset, Acquired, Finite-Lived [Line Items]
Total cost	204,721	204,588	204,653
Patient database
Intangible Asset, Acquired, Finite-Lived [Line Items]
Total cost	170,511	170,324	170,366
Technology assets
Intangible Asset, Acquired, Finite-Lived [Line Items]
Total cost	$ 151,754	$ 150,658	$ 141,257